Loans, borrowings and debentures (Details 2 - Textuals) R$ in Thousands, $ in Thousands							12 Months Ended
	Dec. 29, 2022 BRL (R$) Number	May 24, 2022 BRL (R$) Number	Mar. 25, 2021 BRL (R$) Number	Feb. 03, 2021 BRL (R$) Number	Jan. 20, 2021 BRL (R$) Number	Dec. 15, 2015	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Mar. 25, 2021 USD ($)	Dec. 31, 2020 BRL (R$)
Loans and borrowings
Borrowings							R$ 166,834	R$ 208,138		R$ 98,975
Working capital
Loans and borrowings
Interest rate per year (%)								24.00%
Borrowings							R$ 125,834	R$ 163,138		R$ 97,396
Working capital | Minimum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis							8.60%
Working capital | Maximum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis							12.95%
Working capital | Banco Votorantim S.A. | Zenvia Brazil
Loans and borrowings
Borrowings, maturity		May 24, 2025	September 26, 2022
Aggregate principal amount		R$ 20,000	R$ 8,000						$ 1,453
Borrowings, grace period		18 months	6 months
Number of monthly installments | Number		30	12
Working capital | Banco Votorantim S.A. | Zenvia Brazil | Minimum
Loans and borrowings
Borrowings, maturity		December 26, 2023	October 25, 2021
Working capital | Itaú Unibanco S.A. | Zenvia Brazil
Loans and borrowings
Borrowings, maturity	November 24, 2023
Description of debt to EBITDA ratio	less than or equal to 2.7x
Aggregate principal amount	R$ 14,000
Borrowings, grace period	8 months
Number of monthly installments | Number	2
Working capital | Itaú Unibanco S.A. | Zenvia Brazil | Minimum
Loans and borrowings
Borrowings, maturity	September 25, 2023
Working capital | Banco do Brasil S.A. | Zenvia Brazil
Loans and borrowings
Description of debt to EBITDA ratio				less than or equal to 3.5x
Aggregate principal amount				R$ 50,000
Number of borrowing agreements | Number				2
Borrowings, additional grace period						6 months
Working capital | Banco do Brasil S.A. | Zenvia Brazil | Agreement one
Loans and borrowings
Borrowings, maturity				August 27, 2024
Aggregate principal amount				R$ 18,000
Borrowings, grace period				18 months
Number of monthly installments | Number				24
Working capital | Banco do Brasil S.A. | Zenvia Brazil | Agreement two
Loans and borrowings
Borrowings, maturity				February 27, 2025
Aggregate principal amount				R$ 32,000
Borrowings, grace period				12 months
Number of monthly installments | Number				36
Working capital | Banco Bradesco S.A. | Zenvia Brazil
Loans and borrowings
Borrowings, maturity					January 20, 2025
Description of debt to EBITDA ratio					less than or equal to 3.5x
Aggregate principal amount					R$ 30,574
Borrowings, grace period					1 year
Number of monthly installments | Number					36
Working capital | Banco Bradesco S.A. | Zenvia Brazil | Minimum
Loans and borrowings
Borrowings, maturity					February 21, 2022
Working capital | Interbank Deposit Certificate (CDI)
Loans and borrowings
Loans and borrowings, interest rate basis							100% CDI	100% CDI
Working capital | Interbank Deposit Certificate (CDI) | Minimum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis							2.40%	2.40%
Working capital | Interbank Deposit Certificate (CDI) | Maximum
Loans and borrowings
Loans and borrowings, adjustment to interest rate basis							6.55%	5.46%
Working capital | Interbank Deposit Certificate (CDI) | Itaú Unibanco S.A. | Zenvia Brazil
Loans and borrowings
Loans and borrowings, interest rate basis	CDI
Loans and borrowings, adjustment to interest rate basis	6.5505%
Working capital | Long-term interest rate (TJLP)
Loans and borrowings
Loans and borrowings, interest rate basis								TJLP
Loans and borrowings, adjustment to interest rate basis								2.98%
Working capital | Long-term interest rate (TJLP) | Itaú Unibanco S.A. | Zenvia Brazil
Loans and borrowings
Interest rate per year (%)	5.02%